Shareholder Report		6 Months Ended	12 Months Ended
		Jun. 30, 2025 USD ($) Holding	Dec. 31, 2024
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		AMERICAN BEACON FUNDS
Entity Central Index Key		0000809593
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2025
C000213183
Shareholder Report [Line Items]
Fund Name		AHL TargetRisk Fund
Class Name		A
Trading Symbol		AHTAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 71
Expense Ratio, Percent	[1]	1.44%
AssetsNet		$ 231,464,201
Holdings Count | Holding		20
Advisory Fees Paid, Amount		$ 1,167,613
InvestmentCompanyPortfolioTurnover		166.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$231,464,201
# of Portfolio Holdings	20
Portfolio Turnover Rate	166%
Total Management Fees Paid	$1,167,613

Holdings [Text Block]

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	41.6	48.3
Credit	47.3	6.1
Bonds and Rates	75.1	27.6
Commodities	14.7	18.0

3-Year Risk Summary

Value	Value
Standard Deviation	10.98
Sharpe Ratio	0.00

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Largest Holdings [Text Block]

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.0
US Treasuries	Long	12.4
S&P 500 Index	Long	7.8
Tokyo Stock Exchange Index	Long	4.6
NASDAQ 100 Index	Long	4.6
FTSE 100	Long	3.7
Euro-STOXX	Long	3.6
Gilts	Long	3.5
S&P TSX 60 Index	Long	3.4
Nikkei	Long	3.0

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Material Fund Change [Text Block]
C000213182
Shareholder Report [Line Items]
Fund Name		AHL TargetRisk Fund
Class Name		C
Trading Symbol		AHACX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 108
Expense Ratio, Percent	[2]	2.22%
AssetsNet		$ 231,464,201
Holdings Count | Holding		20
Advisory Fees Paid, Amount		$ 1,167,613
InvestmentCompanyPortfolioTurnover		166.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$231,464,201
# of Portfolio Holdings	20
Portfolio Turnover Rate	166%
Total Management Fees Paid	$1,167,613

Holdings [Text Block]

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	41.6	48.3
Credit	47.3	6.1
Bonds and Rates	75.1	27.6
Commodities	14.7	18.0

3-Year Risk Summary

Value	Value
Standard Deviation	10.98
Sharpe Ratio	0.00

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Largest Holdings [Text Block]

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.0
US Treasuries	Long	12.4
S&P 500 Index	Long	7.8
Tokyo Stock Exchange Index	Long	4.6
NASDAQ 100 Index	Long	4.6
FTSE 100	Long	3.7
Euro-STOXX	Long	3.6
Gilts	Long	3.5
S&P TSX 60 Index	Long	3.4
Nikkei	Long	3.0

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Material Fund Change [Text Block]
C000207202
Shareholder Report [Line Items]
Fund Name		AHL TargetRisk Fund
Class Name		Investor
Trading Symbol		AHTPX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$76	1.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 76
Expense Ratio, Percent	[3]	1.55%
AssetsNet		$ 231,464,201
Holdings Count | Holding		20
Advisory Fees Paid, Amount		$ 1,167,613
InvestmentCompanyPortfolioTurnover		166.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$231,464,201
# of Portfolio Holdings	20
Portfolio Turnover Rate	166%
Total Management Fees Paid	$1,167,613

Holdings [Text Block]

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	41.6	48.3
Credit	47.3	6.1
Bonds and Rates	75.1	27.6
Commodities	14.7	18.0

3-Year Risk Summary

Value	Value
Standard Deviation	10.98
Sharpe Ratio	0.00

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Largest Holdings [Text Block]

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.0
US Treasuries	Long	12.4
S&P 500 Index	Long	7.8
Tokyo Stock Exchange Index	Long	4.6
NASDAQ 100 Index	Long	4.6
FTSE 100	Long	3.7
Euro-STOXX	Long	3.6
Gilts	Long	3.5
S&P TSX 60 Index	Long	3.4
Nikkei	Long	3.0

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Material Fund Change [Text Block]
C000207200
Shareholder Report [Line Items]
Fund Name		AHL TargetRisk Fund
Class Name		R5
Trading Symbol		AHTIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$51	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 51
Expense Ratio, Percent	[4]	1.04%
AssetsNet		$ 231,464,201
Holdings Count | Holding		20
Advisory Fees Paid, Amount		$ 1,167,613
InvestmentCompanyPortfolioTurnover		166.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$231,464,201
# of Portfolio Holdings	20
Portfolio Turnover Rate	166%
Total Management Fees Paid	$1,167,613

Holdings [Text Block]

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	41.6	48.3
Credit	47.3	6.1
Bonds and Rates	75.1	27.6
Commodities	14.7	18.0

3-Year Risk Summary

Value	Value
Standard Deviation	10.98
Sharpe Ratio	0.00

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Largest Holdings [Text Block]

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.0
US Treasuries	Long	12.4
S&P 500 Index	Long	7.8
Tokyo Stock Exchange Index	Long	4.6
NASDAQ 100 Index	Long	4.6
FTSE 100	Long	3.7
Euro-STOXX	Long	3.6
Gilts	Long	3.5
S&P TSX 60 Index	Long	3.4
Nikkei	Long	3.0

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Material Fund Change [Text Block]
C000207201
Shareholder Report [Line Items]
Fund Name		AHL TargetRisk Fund
Class Name		Y
Trading Symbol		AHTYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$59	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 59
Expense Ratio, Percent	[5]	1.21%
AssetsNet		$ 231,464,201
Holdings Count | Holding		20
Advisory Fees Paid, Amount		$ 1,167,613
InvestmentCompanyPortfolioTurnover		166.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$231,464,201
# of Portfolio Holdings	20
Portfolio Turnover Rate	166%
Total Management Fees Paid	$1,167,613

Holdings [Text Block]

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	41.6	48.3
Credit	47.3	6.1
Bonds and Rates	75.1	27.6
Commodities	14.7	18.0

3-Year Risk Summary

Value	Value
Standard Deviation	10.98
Sharpe Ratio	0.00

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Largest Holdings [Text Block]

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.0
US Treasuries	Long	12.4
S&P 500 Index	Long	7.8
Tokyo Stock Exchange Index	Long	4.6
NASDAQ 100 Index	Long	4.6
FTSE 100	Long	3.7
Euro-STOXX	Long	3.6
Gilts	Long	3.5
S&P TSX 60 Index	Long	3.4
Nikkei	Long	3.0

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Material Fund Change [Text Block]
C000244413
Shareholder Report [Line Items]
Fund Name		AHL Multi-Alternatives Fund
Class Name		A
Trading Symbol		AHMAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 75
Expense Ratio, Percent	[6]	1.56%
AssetsNet		$ 36,358,360
Holdings Count | Holding		12
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$36,358,360
# of Portfolio Holdings	12
Portfolio Turnover Rate	162%
Total Management Fees Paid	$0

Holdings [Text Block]

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
BBG Commodity ex-Agriculturals Index	Long	6.6
Silver	Long	2.2
Wheat	Short	2.0
Gold	Long	1.9
Natural Gas	Short	1.6
Credit	Header	% of VaR
US 5yr CDX Index	Long	1.8
Currencies	Header	% of VaR
Mexican Peso/US Dollar	Long/Short	2.4
South African Rand/US Dollar	Long/Short	1.7
Norwegian Krone/US Dollar	Long/Short	1.5
UK Sterling/US Dollar	Long/Short	1.4
Euro/US Dollar	Long/Short	1.2
Equities	Header	% of VaR
S&P 500 Index	Long	4.1
FTSE 100	Long	3.0
Tokyo Stock Exchange Index	Long	2.7
S&P TSX 60 Index	Long	2.6
NASDAQ 100 Index	Long	2.4
Fixed Income	Header	% of VaR
US Treasuries	Long	3.3
Euribor	Long	2.3
Italian Bonds	Long	2.0
Australian Bonds	Long	1.4
French Bonds	Long	1.3

Asset Class Exposure % of VaR*

Value	Value
Stocks	35.4
Commodities	24.6
Currencies	21.8
Bonds and Rates	16.4
Credit	1.8

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Largest Holdings [Text Block]

Top 10 Holdings % of VaR*

BBG Commodity ex-Agriculturals Index	Long	6.6
S&P 500 Index	Long	4.1
US Treasuries	Long	3.3
FTSE 100	Long	3.0
Tokyo Stock Exchange Index	Long	2.7
S&P TSX 60 Index	Long	2.6
NASDAQ 100 Index	Long	2.4
Mexican Peso/US Dollar	Long/Short	2.4
Euribor	Long	2.3
Euro-STOXX	Long	2.2

C000244414
Shareholder Report [Line Items]
Fund Name		AHL Multi-Alternatives Fund
Class Name		C
Trading Symbol		AHMCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 111
Expense Ratio, Percent	[7]	2.31%
AssetsNet		$ 36,358,360
Holdings Count | Holding		12
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$36,358,360
# of Portfolio Holdings	12
Portfolio Turnover Rate	162%
Total Management Fees Paid	$0

Holdings [Text Block]

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
BBG Commodity ex-Agriculturals Index	Long	6.6
Silver	Long	2.2
Wheat	Short	2.0
Gold	Long	1.9
Natural Gas	Short	1.6
Credit	Header	% of VaR
US 5yr CDX Index	Long	1.8
Currencies	Header	% of VaR
Mexican Peso/US Dollar	Long/Short	2.4
South African Rand/US Dollar	Long/Short	1.7
Norwegian Krone/US Dollar	Long/Short	1.5
UK Sterling/US Dollar	Long/Short	1.4
Euro/US Dollar	Long/Short	1.2
Equities	Header	% of VaR
S&P 500 Index	Long	4.1
FTSE 100	Long	3.0
Tokyo Stock Exchange Index	Long	2.7
S&P TSX 60 Index	Long	2.6
NASDAQ 100 Index	Long	2.4
Fixed Income	Header	% of VaR
US Treasuries	Long	3.3
Euribor	Long	2.3
Italian Bonds	Long	2.0
Australian Bonds	Long	1.4
French Bonds	Long	1.3

Asset Class Exposure % of VaR*

Value	Value
Stocks	35.4
Commodities	24.6
Currencies	21.8
Bonds and Rates	16.4
Credit	1.8

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Largest Holdings [Text Block]

Top 10 Holdings % of VaR*

BBG Commodity ex-Agriculturals Index	Long	6.6
S&P 500 Index	Long	4.1
US Treasuries	Long	3.3
FTSE 100	Long	3.0
Tokyo Stock Exchange Index	Long	2.7
S&P TSX 60 Index	Long	2.6
NASDAQ 100 Index	Long	2.4
Mexican Peso/US Dollar	Long/Short	2.4
Euribor	Long	2.3
Euro-STOXX	Long	2.2

C000244411
Shareholder Report [Line Items]
Fund Name		AHL Multi-Alternatives Fund
Class Name		R6
Trading Symbol		AHMRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$59	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 59
Expense Ratio, Percent	[8]	1.23%
AssetsNet		$ 36,358,360
Holdings Count | Holding		12
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$36,358,360
# of Portfolio Holdings	12
Portfolio Turnover Rate	162%
Total Management Fees Paid	$0

Holdings [Text Block]

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
BBG Commodity ex-Agriculturals Index	Long	6.6
Silver	Long	2.2
Wheat	Short	2.0
Gold	Long	1.9
Natural Gas	Short	1.6
Credit	Header	% of VaR
US 5yr CDX Index	Long	1.8
Currencies	Header	% of VaR
Mexican Peso/US Dollar	Long/Short	2.4
South African Rand/US Dollar	Long/Short	1.7
Norwegian Krone/US Dollar	Long/Short	1.5
UK Sterling/US Dollar	Long/Short	1.4
Euro/US Dollar	Long/Short	1.2
Equities	Header	% of VaR
S&P 500 Index	Long	4.1
FTSE 100	Long	3.0
Tokyo Stock Exchange Index	Long	2.7
S&P TSX 60 Index	Long	2.6
NASDAQ 100 Index	Long	2.4
Fixed Income	Header	% of VaR
US Treasuries	Long	3.3
Euribor	Long	2.3
Italian Bonds	Long	2.0
Australian Bonds	Long	1.4
French Bonds	Long	1.3

Asset Class Exposure % of VaR*

Value	Value
Stocks	35.4
Commodities	24.6
Currencies	21.8
Bonds and Rates	16.4
Credit	1.8

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Largest Holdings [Text Block]

Top 10 Holdings % of VaR*

BBG Commodity ex-Agriculturals Index	Long	6.6
S&P 500 Index	Long	4.1
US Treasuries	Long	3.3
FTSE 100	Long	3.0
Tokyo Stock Exchange Index	Long	2.7
S&P TSX 60 Index	Long	2.6
NASDAQ 100 Index	Long	2.4
Mexican Peso/US Dollar	Long/Short	2.4
Euribor	Long	2.3
Euro-STOXX	Long	2.2

C000244412
Shareholder Report [Line Items]
Fund Name		AHL Multi-Alternatives Fund
Class Name		Y
Trading Symbol		AHMYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$64	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 64
Expense Ratio, Percent	[9]	1.33%
AssetsNet		$ 36,358,360
Holdings Count | Holding		12
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$36,358,360
# of Portfolio Holdings	12
Portfolio Turnover Rate	162%
Total Management Fees Paid	$0

Holdings [Text Block]

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
BBG Commodity ex-Agriculturals Index	Long	6.6
Silver	Long	2.2
Wheat	Short	2.0
Gold	Long	1.9
Natural Gas	Short	1.6
Credit	Header	% of VaR
US 5yr CDX Index	Long	1.8
Currencies	Header	% of VaR
Mexican Peso/US Dollar	Long/Short	2.4
South African Rand/US Dollar	Long/Short	1.7
Norwegian Krone/US Dollar	Long/Short	1.5
UK Sterling/US Dollar	Long/Short	1.4
Euro/US Dollar	Long/Short	1.2
Equities	Header	% of VaR
S&P 500 Index	Long	4.1
FTSE 100	Long	3.0
Tokyo Stock Exchange Index	Long	2.7
S&P TSX 60 Index	Long	2.6
NASDAQ 100 Index	Long	2.4
Fixed Income	Header	% of VaR
US Treasuries	Long	3.3
Euribor	Long	2.3
Italian Bonds	Long	2.0
Australian Bonds	Long	1.4
French Bonds	Long	1.3

Asset Class Exposure % of VaR*

Value	Value
Stocks	35.4
Commodities	24.6
Currencies	21.8
Bonds and Rates	16.4
Credit	1.8

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Largest Holdings [Text Block]

Top 10 Holdings % of VaR*

BBG Commodity ex-Agriculturals Index	Long	6.6
S&P 500 Index	Long	4.1
US Treasuries	Long	3.3
FTSE 100	Long	3.0
Tokyo Stock Exchange Index	Long	2.7
S&P TSX 60 Index	Long	2.6
NASDAQ 100 Index	Long	2.4
Mexican Peso/US Dollar	Long/Short	2.4
Euribor	Long	2.3
Euro-STOXX	Long	2.2

C000162332
Shareholder Report [Line Items]
Fund Name		Man Large Cap Growth Fund
Class Name		A
Trading Symbol		BLYAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 56
Expense Ratio, Percent	[10]	1.09%
AssetsNet		$ 199,114,598
Holdings Count | Holding		66
Advisory Fees Paid, Amount		$ 518,398
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,114,598
# of Portfolio Holdings	66
Portfolio Turnover Rate	12%
Total Management Fees Paid	$518,398

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	2.6
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Industrials	4.9
Financials	6.9
Consumer Discretionary	10.6
Health Care	11.4
Communication Services	12.5
Information Technology	52.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.5
Alphabet, Inc., Class A	6.2
Amazon.com, Inc.	6.0
Microsoft Corp.	5.7
Meta Platforms, Inc., Class A	4.7
Apple, Inc.	4.2
Mastercard, Inc., Class A	3.9
Booking Holdings, Inc.	3.6
Fortinet, Inc.	3.0
Veeva Systems, Inc., Class A	2.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000162333
Shareholder Report [Line Items]
Fund Name		Man Large Cap Growth Fund
Class Name		C
Trading Symbol		BLYCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 93
Expense Ratio, Percent	[11]	1.83%
AssetsNet		$ 199,114,598
Holdings Count | Holding		66
Advisory Fees Paid, Amount		$ 518,398
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,114,598
# of Portfolio Holdings	66
Portfolio Turnover Rate	12%
Total Management Fees Paid	$518,398

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	2.6
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Industrials	4.9
Financials	6.9
Consumer Discretionary	10.6
Health Care	11.4
Communication Services	12.5
Information Technology	52.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.5
Alphabet, Inc., Class A	6.2
Amazon.com, Inc.	6.0
Microsoft Corp.	5.7
Meta Platforms, Inc., Class A	4.7
Apple, Inc.	4.2
Mastercard, Inc., Class A	3.9
Booking Holdings, Inc.	3.6
Fortinet, Inc.	3.0
Veeva Systems, Inc., Class A	2.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000162335
Shareholder Report [Line Items]
Fund Name		Man Large Cap Growth Fund
Class Name		Investor
Trading Symbol		BLYPX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 57
Expense Ratio, Percent	[12]	1.12%
AssetsNet		$ 199,114,598
Holdings Count | Holding		66
Advisory Fees Paid, Amount		$ 518,398
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,114,598
# of Portfolio Holdings	66
Portfolio Turnover Rate	12%
Total Management Fees Paid	$518,398

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	2.6
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Industrials	4.9
Financials	6.9
Consumer Discretionary	10.6
Health Care	11.4
Communication Services	12.5
Information Technology	52.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.5
Alphabet, Inc., Class A	6.2
Amazon.com, Inc.	6.0
Microsoft Corp.	5.7
Meta Platforms, Inc., Class A	4.7
Apple, Inc.	4.2
Mastercard, Inc., Class A	3.9
Booking Holdings, Inc.	3.6
Fortinet, Inc.	3.0
Veeva Systems, Inc., Class A	2.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000162334
Shareholder Report [Line Items]
Fund Name		Man Large Cap Growth Fund
Class Name		R5
Trading Symbol		BRLGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 41
Expense Ratio, Percent	[13]	0.80%
AssetsNet		$ 199,114,598
Holdings Count | Holding		66
Advisory Fees Paid, Amount		$ 518,398
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,114,598
# of Portfolio Holdings	66
Portfolio Turnover Rate	12%
Total Management Fees Paid	$518,398

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	2.6
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Industrials	4.9
Financials	6.9
Consumer Discretionary	10.6
Health Care	11.4
Communication Services	12.5
Information Technology	52.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.5
Alphabet, Inc., Class A	6.2
Amazon.com, Inc.	6.0
Microsoft Corp.	5.7
Meta Platforms, Inc., Class A	4.7
Apple, Inc.	4.2
Mastercard, Inc., Class A	3.9
Booking Holdings, Inc.	3.6
Fortinet, Inc.	3.0
Veeva Systems, Inc., Class A	2.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000202403
Shareholder Report [Line Items]
Fund Name		Man Large Cap Growth Fund
Class Name		R6
Trading Symbol		BLYRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 39
Expense Ratio, Percent	[14]	0.77%
AssetsNet		$ 199,114,598
Holdings Count | Holding		66
Advisory Fees Paid, Amount		$ 518,398
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,114,598
# of Portfolio Holdings	66
Portfolio Turnover Rate	12%
Total Management Fees Paid	$518,398

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	2.6
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Industrials	4.9
Financials	6.9
Consumer Discretionary	10.6
Health Care	11.4
Communication Services	12.5
Information Technology	52.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.5
Alphabet, Inc., Class A	6.2
Amazon.com, Inc.	6.0
Microsoft Corp.	5.7
Meta Platforms, Inc., Class A	4.7
Apple, Inc.	4.2
Mastercard, Inc., Class A	3.9
Booking Holdings, Inc.	3.6
Fortinet, Inc.	3.0
Veeva Systems, Inc., Class A	2.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000162336
Shareholder Report [Line Items]
Fund Name		Man Large Cap Growth Fund
Class Name		Y
Trading Symbol		BLYYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 42
Expense Ratio, Percent	[15]	0.83%
AssetsNet		$ 199,114,598
Holdings Count | Holding		66
Advisory Fees Paid, Amount		$ 518,398
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,114,598
# of Portfolio Holdings	66
Portfolio Turnover Rate	12%
Total Management Fees Paid	$518,398

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	2.6
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Industrials	4.9
Financials	6.9
Consumer Discretionary	10.6
Health Care	11.4
Communication Services	12.5
Information Technology	52.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.5
Alphabet, Inc., Class A	6.2
Amazon.com, Inc.	6.0
Microsoft Corp.	5.7
Meta Platforms, Inc., Class A	4.7
Apple, Inc.	4.2
Mastercard, Inc., Class A	3.9
Booking Holdings, Inc.	3.6
Fortinet, Inc.	3.0
Veeva Systems, Inc., Class A	2.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110036
Shareholder Report [Line Items]
Fund Name		Man Large Cap Value Fund
Class Name		A
Trading Symbol		BWLAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 56
Expense Ratio, Percent	[16]	1.10%
AssetsNet		$ 223,748,141
Holdings Count | Holding		99
Advisory Fees Paid, Amount		$ 619,548
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$223,748,141
# of Portfolio Holdings	99
Portfolio Turnover Rate	12%
Total Management Fees Paid	$619,548

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Investment Companies	2.2
Foreign Common Stocks	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Energy	1.5
Consumer Staples	3.6
Materials	3.6
Communication Services	4.7
Consumer Discretionary	5.2
Industrials	12.2
Information Technology	16.2
Health Care	22.5
Financials	29.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

RTX Corp.	3.5
Cisco Systems, Inc.	3.3
Synchrony Financial	3.2
eBay, Inc.	2.6
Salesforce, Inc.	2.5
Capital One Financial Corp.	2.5
Gilead Sciences, Inc.	2.4
MetLife, Inc.	2.2
Johnson & Johnson	2.2
Cardinal Health, Inc.	2.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110037
Shareholder Report [Line Items]
Fund Name		Man Large Cap Value Fund
Class Name		C
Trading Symbol		BWLCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 94
Expense Ratio, Percent	[17]	1.84%
AssetsNet		$ 223,748,141
Holdings Count | Holding		99
Advisory Fees Paid, Amount		$ 619,548
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$223,748,141
# of Portfolio Holdings	99
Portfolio Turnover Rate	12%
Total Management Fees Paid	$619,548

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Investment Companies	2.2
Foreign Common Stocks	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Energy	1.5
Consumer Staples	3.6
Materials	3.6
Communication Services	4.7
Consumer Discretionary	5.2
Industrials	12.2
Information Technology	16.2
Health Care	22.5
Financials	29.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

RTX Corp.	3.5
Cisco Systems, Inc.	3.3
Synchrony Financial	3.2
eBay, Inc.	2.6
Salesforce, Inc.	2.5
Capital One Financial Corp.	2.5
Gilead Sciences, Inc.	2.4
MetLife, Inc.	2.2
Johnson & Johnson	2.2
Cardinal Health, Inc.	2.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110040
Shareholder Report [Line Items]
Fund Name		Man Large Cap Value Fund
Class Name		Investor
Trading Symbol		BWLIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$55	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 55
Expense Ratio, Percent	[18]	1.07%
AssetsNet		$ 223,748,141
Holdings Count | Holding		99
Advisory Fees Paid, Amount		$ 619,548
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$223,748,141
# of Portfolio Holdings	99
Portfolio Turnover Rate	12%
Total Management Fees Paid	$619,548

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Investment Companies	2.2
Foreign Common Stocks	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Energy	1.5
Consumer Staples	3.6
Materials	3.6
Communication Services	4.7
Consumer Discretionary	5.2
Industrials	12.2
Information Technology	16.2
Health Care	22.5
Financials	29.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

RTX Corp.	3.5
Cisco Systems, Inc.	3.3
Synchrony Financial	3.2
eBay, Inc.	2.6
Salesforce, Inc.	2.5
Capital One Financial Corp.	2.5
Gilead Sciences, Inc.	2.4
MetLife, Inc.	2.2
Johnson & Johnson	2.2
Cardinal Health, Inc.	2.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110038
Shareholder Report [Line Items]
Fund Name		Man Large Cap Value Fund
Class Name		R5
Trading Symbol		BRLVX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 38
Expense Ratio, Percent	[19]	0.75%
AssetsNet		$ 223,748,141
Holdings Count | Holding		99
Advisory Fees Paid, Amount		$ 619,548
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$223,748,141
# of Portfolio Holdings	99
Portfolio Turnover Rate	12%
Total Management Fees Paid	$619,548

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Investment Companies	2.2
Foreign Common Stocks	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Energy	1.5
Consumer Staples	3.6
Materials	3.6
Communication Services	4.7
Consumer Discretionary	5.2
Industrials	12.2
Information Technology	16.2
Health Care	22.5
Financials	29.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

RTX Corp.	3.5
Cisco Systems, Inc.	3.3
Synchrony Financial	3.2
eBay, Inc.	2.6
Salesforce, Inc.	2.5
Capital One Financial Corp.	2.5
Gilead Sciences, Inc.	2.4
MetLife, Inc.	2.2
Johnson & Johnson	2.2
Cardinal Health, Inc.	2.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000190448
Shareholder Report [Line Items]
Fund Name		Man Large Cap Value Fund
Class Name		R6
Trading Symbol		BWLRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 37
Expense Ratio, Percent	[20]	0.73%
AssetsNet		$ 223,748,141
Holdings Count | Holding		99
Advisory Fees Paid, Amount		$ 619,548
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$223,748,141
# of Portfolio Holdings	99
Portfolio Turnover Rate	12%
Total Management Fees Paid	$619,548

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Investment Companies	2.2
Foreign Common Stocks	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Energy	1.5
Consumer Staples	3.6
Materials	3.6
Communication Services	4.7
Consumer Discretionary	5.2
Industrials	12.2
Information Technology	16.2
Health Care	22.5
Financials	29.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

RTX Corp.	3.5
Cisco Systems, Inc.	3.3
Synchrony Financial	3.2
eBay, Inc.	2.6
Salesforce, Inc.	2.5
Capital One Financial Corp.	2.5
Gilead Sciences, Inc.	2.4
MetLife, Inc.	2.2
Johnson & Johnson	2.2
Cardinal Health, Inc.	2.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110039
Shareholder Report [Line Items]
Fund Name		Man Large Cap Value Fund
Class Name		Y
Trading Symbol		BWLYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 42
Expense Ratio, Percent	[21]	0.82%
AssetsNet		$ 223,748,141
Holdings Count | Holding		99
Advisory Fees Paid, Amount		$ 619,548
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$223,748,141
# of Portfolio Holdings	99
Portfolio Turnover Rate	12%
Total Management Fees Paid	$619,548

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Investment Companies	2.2
Foreign Common Stocks	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Energy	1.5
Consumer Staples	3.6
Materials	3.6
Communication Services	4.7
Consumer Discretionary	5.2
Industrials	12.2
Information Technology	16.2
Health Care	22.5
Financials	29.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

RTX Corp.	3.5
Cisco Systems, Inc.	3.3
Synchrony Financial	3.2
eBay, Inc.	2.6
Salesforce, Inc.	2.5
Capital One Financial Corp.	2.5
Gilead Sciences, Inc.	2.4
MetLife, Inc.	2.2
Johnson & Johnson	2.2
Cardinal Health, Inc.	2.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000144085
Shareholder Report [Line Items]
Fund Name		AHL Managed Futures Strategy Fund
Class Name		A
Trading Symbol		AHLAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	2.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 97
Expense Ratio, Percent	[22]	2.05%
Material Change Date			Dec. 31, 2024
AssetsNet		$ 2,061,861,410
Holdings Count | Holding		12
Advisory Fees Paid, Amount		$ 17,890,192
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,061,861,410
# of Portfolio Holdings	12
Portfolio Turnover RateFootnote Reference*	0%
Total Management Fees Paid	$17,890,192
Footnote	Description
Footnote*	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

Holdings [Text Block]

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Silver	Long	3.1
Gold	Long	2.9
Copper	Long	1.9
Crude Oil	Long	1.9
Wheat	Short	1.8
Currencies	Header	% of VaR
Mexican Peso/US Dollar	Long/Short	3.4
South African Rand/US Dollar	Long/Short	2.4
Norwegian Krone/US Dollar	Long/Short	2.2
UK Sterling/US Dollar	Long/Short	2.0
Euro/US Dollar	Long/Short	1.7
Equities	Header	% of VaR
FTSE 100	Long	2.5
S&P TSX 60 Index	Long	2.2
Australian SPI 200 Index	Long	1.9
MSCI EAFE Index	Long	1.9
Hang Seng	Long	1.9
Fixed Income	Header	% of VaR
Euribor	Long	3.3
Italian Bonds	Long	2.1
SONIA 3Mth Index	Long	1.9
SOFR 3Mth Index	Long	1.6
Australian Bonds	Long	1.4

Asset Class Exposure % of VaR*

Value	Value
Currencies	31.3
Stocks	29.8
Commodities	23.8
Bonds and Rates	15.1

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Largest Holdings [Text Block]

Top 10 Holdings % of VaR*

Mexican Peso/US Dollar	Long/Short	3.4
Euribor	Long	3.3
Silver	Long	3.1
Gold	Long	2.9
FTSE 100	Long	2.5
South African Rand/US Dollar	Long/Short	2.4
S&P TSX 60 Index	Long	2.2
Norwegian Krone/US Dollar	Long/Short	2.2
Italian Bonds	Long	2.1
UK Sterling/US Dollar	Long/Short	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the A Class increased from 0.00% to 1.85% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Material Fund Change Expenses [Text Block]

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the A Class increased from 0.00% to 1.85% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2024.
C000144086
Shareholder Report [Line Items]
Fund Name		AHL Managed Futures Strategy Fund
Class Name		C
Trading Symbol		AHLCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$133	2.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 133
Expense Ratio, Percent	[23]	2.82%
Material Change Date			Dec. 31, 2024
AssetsNet		$ 2,061,861,410
Holdings Count | Holding		12
Advisory Fees Paid, Amount		$ 17,890,192
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,061,861,410
# of Portfolio Holdings	12
Portfolio Turnover RateFootnote Reference*	0%
Total Management Fees Paid	$17,890,192
Footnote	Description
Footnote*	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

Holdings [Text Block]

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Silver	Long	3.1
Gold	Long	2.9
Copper	Long	1.9
Crude Oil	Long	1.9
Wheat	Short	1.8
Currencies	Header	% of VaR
Mexican Peso/US Dollar	Long/Short	3.4
South African Rand/US Dollar	Long/Short	2.4
Norwegian Krone/US Dollar	Long/Short	2.2
UK Sterling/US Dollar	Long/Short	2.0
Euro/US Dollar	Long/Short	1.7
Equities	Header	% of VaR
FTSE 100	Long	2.5
S&P TSX 60 Index	Long	2.2
Australian SPI 200 Index	Long	1.9
MSCI EAFE Index	Long	1.9
Hang Seng	Long	1.9
Fixed Income	Header	% of VaR
Euribor	Long	3.3
Italian Bonds	Long	2.1
SONIA 3Mth Index	Long	1.9
SOFR 3Mth Index	Long	1.6
Australian Bonds	Long	1.4

Asset Class Exposure % of VaR*

Value	Value
Currencies	31.3
Stocks	29.8
Commodities	23.8
Bonds and Rates	15.1

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Largest Holdings [Text Block]

Top 10 Holdings % of VaR*

Mexican Peso/US Dollar	Long/Short	3.4
Euribor	Long	3.3
Silver	Long	3.1
Gold	Long	2.9
FTSE 100	Long	2.5
South African Rand/US Dollar	Long/Short	2.4
S&P TSX 60 Index	Long	2.2
Norwegian Krone/US Dollar	Long/Short	2.2
Italian Bonds	Long	2.1
UK Sterling/US Dollar	Long/Short	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the C Class increased from 0.00% to 2.62% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Material Fund Change Expenses [Text Block]

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the C Class increased from 0.00% to 2.62% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2024.
C000144089
Shareholder Report [Line Items]
Fund Name		AHL Managed Futures Strategy Fund
Class Name		Investor
Trading Symbol		AHLPX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$101	2.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 101
Expense Ratio, Percent	[24]	2.14%
Material Change Date			Dec. 31, 2024
AssetsNet		$ 2,061,861,410
Holdings Count | Holding		12
Advisory Fees Paid, Amount		$ 17,890,192
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,061,861,410
# of Portfolio Holdings	12
Portfolio Turnover RateFootnote Reference*	0%
Total Management Fees Paid	$17,890,192
Footnote	Description
Footnote*	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

Holdings [Text Block]

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Silver	Long	3.1
Gold	Long	2.9
Copper	Long	1.9
Crude Oil	Long	1.9
Wheat	Short	1.8
Currencies	Header	% of VaR
Mexican Peso/US Dollar	Long/Short	3.4
South African Rand/US Dollar	Long/Short	2.4
Norwegian Krone/US Dollar	Long/Short	2.2
UK Sterling/US Dollar	Long/Short	2.0
Euro/US Dollar	Long/Short	1.7
Equities	Header	% of VaR
FTSE 100	Long	2.5
S&P TSX 60 Index	Long	2.2
Australian SPI 200 Index	Long	1.9
MSCI EAFE Index	Long	1.9
Hang Seng	Long	1.9
Fixed Income	Header	% of VaR
Euribor	Long	3.3
Italian Bonds	Long	2.1
SONIA 3Mth Index	Long	1.9
SOFR 3Mth Index	Long	1.6
Australian Bonds	Long	1.4

Asset Class Exposure % of VaR*

Value	Value
Currencies	31.3
Stocks	29.8
Commodities	23.8
Bonds and Rates	15.1

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Largest Holdings [Text Block]

Top 10 Holdings % of VaR*

Mexican Peso/US Dollar	Long/Short	3.4
Euribor	Long	3.3
Silver	Long	3.1
Gold	Long	2.9
FTSE 100	Long	2.5
South African Rand/US Dollar	Long/Short	2.4
S&P TSX 60 Index	Long	2.2
Norwegian Krone/US Dollar	Long/Short	2.2
Italian Bonds	Long	2.1
UK Sterling/US Dollar	Long/Short	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the Investor Class increased from 0.00% to 1.94% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Material Fund Change Expenses [Text Block]

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the Investor Class increased from 0.00% to 1.94% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2024.
C000144088
Shareholder Report [Line Items]
Fund Name		AHL Managed Futures Strategy Fund
Class Name		R5
Trading Symbol		AHLIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$82	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 82
Expense Ratio, Percent	[25]	1.73%
Material Change Date			Dec. 31, 2024
AssetsNet		$ 2,061,861,410
Holdings Count | Holding		12
Advisory Fees Paid, Amount		$ 17,890,192
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,061,861,410
# of Portfolio Holdings	12
Portfolio Turnover RateFootnote Reference*	0%
Total Management Fees Paid	$17,890,192
Footnote	Description
Footnote*	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

Holdings [Text Block]

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Silver	Long	3.1
Gold	Long	2.9
Copper	Long	1.9
Crude Oil	Long	1.9
Wheat	Short	1.8
Currencies	Header	% of VaR
Mexican Peso/US Dollar	Long/Short	3.4
South African Rand/US Dollar	Long/Short	2.4
Norwegian Krone/US Dollar	Long/Short	2.2
UK Sterling/US Dollar	Long/Short	2.0
Euro/US Dollar	Long/Short	1.7
Equities	Header	% of VaR
FTSE 100	Long	2.5
S&P TSX 60 Index	Long	2.2
Australian SPI 200 Index	Long	1.9
MSCI EAFE Index	Long	1.9
Hang Seng	Long	1.9
Fixed Income	Header	% of VaR
Euribor	Long	3.3
Italian Bonds	Long	2.1
SONIA 3Mth Index	Long	1.9
SOFR 3Mth Index	Long	1.6
Australian Bonds	Long	1.4

Asset Class Exposure % of VaR*

Value	Value
Currencies	31.3
Stocks	29.8
Commodities	23.8
Bonds and Rates	15.1

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Largest Holdings [Text Block]

Top 10 Holdings % of VaR*

Mexican Peso/US Dollar	Long/Short	3.4
Euribor	Long	3.3
Silver	Long	3.1
Gold	Long	2.9
FTSE 100	Long	2.5
South African Rand/US Dollar	Long/Short	2.4
S&P TSX 60 Index	Long	2.2
Norwegian Krone/US Dollar	Long/Short	2.2
Italian Bonds	Long	2.1
UK Sterling/US Dollar	Long/Short	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the R5 Class increased from 0.00% to 1.53% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Material Fund Change Expenses [Text Block]

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the R5 Class increased from 0.00% to 1.53% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2024.
C000144087
Shareholder Report [Line Items]
Fund Name		AHL Managed Futures Strategy Fund
Class Name		Y
Trading Symbol		AHLYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$87	1.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 87
Expense Ratio, Percent	[26]	1.85%
Material Change Date			Dec. 31, 2024
AssetsNet		$ 2,061,861,410
Holdings Count | Holding		12
Advisory Fees Paid, Amount		$ 17,890,192
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,061,861,410
# of Portfolio Holdings	12
Portfolio Turnover RateFootnote Reference*	0%
Total Management Fees Paid	$17,890,192
Footnote	Description
Footnote*	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

Holdings [Text Block]

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Silver	Long	3.1
Gold	Long	2.9
Copper	Long	1.9
Crude Oil	Long	1.9
Wheat	Short	1.8
Currencies	Header	% of VaR
Mexican Peso/US Dollar	Long/Short	3.4
South African Rand/US Dollar	Long/Short	2.4
Norwegian Krone/US Dollar	Long/Short	2.2
UK Sterling/US Dollar	Long/Short	2.0
Euro/US Dollar	Long/Short	1.7
Equities	Header	% of VaR
FTSE 100	Long	2.5
S&P TSX 60 Index	Long	2.2
Australian SPI 200 Index	Long	1.9
MSCI EAFE Index	Long	1.9
Hang Seng	Long	1.9
Fixed Income	Header	% of VaR
Euribor	Long	3.3
Italian Bonds	Long	2.1
SONIA 3Mth Index	Long	1.9
SOFR 3Mth Index	Long	1.6
Australian Bonds	Long	1.4

Asset Class Exposure % of VaR*

Value	Value
Currencies	31.3
Stocks	29.8
Commodities	23.8
Bonds and Rates	15.1

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Largest Holdings [Text Block]

Top 10 Holdings % of VaR*

Mexican Peso/US Dollar	Long/Short	3.4
Euribor	Long	3.3
Silver	Long	3.1
Gold	Long	2.9
FTSE 100	Long	2.5
South African Rand/US Dollar	Long/Short	2.4
S&P TSX 60 Index	Long	2.2
Norwegian Krone/US Dollar	Long/Short	2.2
Italian Bonds	Long	2.1
UK Sterling/US Dollar	Long/Short	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the Y Class increased from 0.00% to 1.65% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Material Fund Change Expenses [Text Block]

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the Y Class increased from 0.00% to 1.65% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2024.
C000110032
Shareholder Report [Line Items]
Fund Name		Stephens Mid-Cap Growth Fund
Class Name		A
Trading Symbol		SMFAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 63
Expense Ratio, Percent	[27]	1.21%
AssetsNet		$ 664,331,861
Holdings Count | Holding		93
Advisory Fees Paid, Amount		$ 2,975,675
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$664,331,861
# of Portfolio Holdings	93
Portfolio Turnover Rate	27%
Total Management Fees Paid	$2,975,675

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.8
Foreign Common Stocks	1.4
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Real Estate	1.2
Utilities	1.3
Energy	5.4
Communication Services	8.3
Financials	11.0
Consumer Discretionary	11.1
Health Care	14.6
Industrials	21.2
Information Technology	25.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Axon Enterprise, Inc.	2.6
AeroVironment, Inc.	2.5
Spotify Technology SA	2.1
Robinhood Markets, Inc., Class A	2.0
Guidewire Software, Inc.	2.0
Tradeweb Markets, Inc., Class A	1.8
Live Nation Entertainment, Inc.	1.8
Wingstop, Inc.	1.8
Take-Two Interactive Software, Inc.	1.8
Verisk Analytics, Inc.	1.7

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110033
Shareholder Report [Line Items]
Fund Name		Stephens Mid-Cap Growth Fund
Class Name		C
Trading Symbol		SMFCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 101
Expense Ratio, Percent	[28]	1.95%
AssetsNet		$ 664,331,861
Holdings Count | Holding		93
Advisory Fees Paid, Amount		$ 2,975,675
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$664,331,861
# of Portfolio Holdings	93
Portfolio Turnover Rate	27%
Total Management Fees Paid	$2,975,675

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.8
Foreign Common Stocks	1.4
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Real Estate	1.2
Utilities	1.3
Energy	5.4
Communication Services	8.3
Financials	11.0
Consumer Discretionary	11.1
Health Care	14.6
Industrials	21.2
Information Technology	25.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Axon Enterprise, Inc.	2.6
AeroVironment, Inc.	2.5
Spotify Technology SA	2.1
Robinhood Markets, Inc., Class A	2.0
Guidewire Software, Inc.	2.0
Tradeweb Markets, Inc., Class A	1.8
Live Nation Entertainment, Inc.	1.8
Wingstop, Inc.	1.8
Take-Two Interactive Software, Inc.	1.8
Verisk Analytics, Inc.	1.7

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110031
Shareholder Report [Line Items]
Fund Name		Stephens Mid-Cap Growth Fund
Class Name		Investor
Trading Symbol		STMGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$60	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 60
Expense Ratio, Percent	[29]	1.16%
AssetsNet		$ 664,331,861
Holdings Count | Holding		93
Advisory Fees Paid, Amount		$ 2,975,675
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$664,331,861
# of Portfolio Holdings	93
Portfolio Turnover Rate	27%
Total Management Fees Paid	$2,975,675

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.8
Foreign Common Stocks	1.4
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Real Estate	1.2
Utilities	1.3
Energy	5.4
Communication Services	8.3
Financials	11.0
Consumer Discretionary	11.1
Health Care	14.6
Industrials	21.2
Information Technology	25.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Axon Enterprise, Inc.	2.6
AeroVironment, Inc.	2.5
Spotify Technology SA	2.1
Robinhood Markets, Inc., Class A	2.0
Guidewire Software, Inc.	2.0
Tradeweb Markets, Inc., Class A	1.8
Live Nation Entertainment, Inc.	1.8
Wingstop, Inc.	1.8
Take-Two Interactive Software, Inc.	1.8
Verisk Analytics, Inc.	1.7

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110034
Shareholder Report [Line Items]
Fund Name		Stephens Mid-Cap Growth Fund
Class Name		R5
Trading Symbol		SFMIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$47	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 47
Expense Ratio, Percent	[30]	0.90%
AssetsNet		$ 664,331,861
Holdings Count | Holding		93
Advisory Fees Paid, Amount		$ 2,975,675
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$664,331,861
# of Portfolio Holdings	93
Portfolio Turnover Rate	27%
Total Management Fees Paid	$2,975,675

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.8
Foreign Common Stocks	1.4
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Real Estate	1.2
Utilities	1.3
Energy	5.4
Communication Services	8.3
Financials	11.0
Consumer Discretionary	11.1
Health Care	14.6
Industrials	21.2
Information Technology	25.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Axon Enterprise, Inc.	2.6
AeroVironment, Inc.	2.5
Spotify Technology SA	2.1
Robinhood Markets, Inc., Class A	2.0
Guidewire Software, Inc.	2.0
Tradeweb Markets, Inc., Class A	1.8
Live Nation Entertainment, Inc.	1.8
Wingstop, Inc.	1.8
Take-Two Interactive Software, Inc.	1.8
Verisk Analytics, Inc.	1.7

Excludes cash equivalents.

Material Fund Change [Text Block]
C000210485
Shareholder Report [Line Items]
Fund Name		Stephens Mid-Cap Growth Fund
Class Name		R6
Trading Symbol		SFMRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$46	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 46
Expense Ratio, Percent	[31]	0.89%
AssetsNet		$ 664,331,861
Holdings Count | Holding		93
Advisory Fees Paid, Amount		$ 2,975,675
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$664,331,861
# of Portfolio Holdings	93
Portfolio Turnover Rate	27%
Total Management Fees Paid	$2,975,675

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.8
Foreign Common Stocks	1.4
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Real Estate	1.2
Utilities	1.3
Energy	5.4
Communication Services	8.3
Financials	11.0
Consumer Discretionary	11.1
Health Care	14.6
Industrials	21.2
Information Technology	25.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Axon Enterprise, Inc.	2.6
AeroVironment, Inc.	2.5
Spotify Technology SA	2.1
Robinhood Markets, Inc., Class A	2.0
Guidewire Software, Inc.	2.0
Tradeweb Markets, Inc., Class A	1.8
Live Nation Entertainment, Inc.	1.8
Wingstop, Inc.	1.8
Take-Two Interactive Software, Inc.	1.8
Verisk Analytics, Inc.	1.7

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110035
Shareholder Report [Line Items]
Fund Name		Stephens Mid-Cap Growth Fund
Class Name		Y
Trading Symbol		SMFYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$50	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 50
Expense Ratio, Percent	[32]	0.96%
AssetsNet		$ 664,331,861
Holdings Count | Holding		93
Advisory Fees Paid, Amount		$ 2,975,675
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$664,331,861
# of Portfolio Holdings	93
Portfolio Turnover Rate	27%
Total Management Fees Paid	$2,975,675

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.8
Foreign Common Stocks	1.4
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Real Estate	1.2
Utilities	1.3
Energy	5.4
Communication Services	8.3
Financials	11.0
Consumer Discretionary	11.1
Health Care	14.6
Industrials	21.2
Information Technology	25.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Axon Enterprise, Inc.	2.6
AeroVironment, Inc.	2.5
Spotify Technology SA	2.1
Robinhood Markets, Inc., Class A	2.0
Guidewire Software, Inc.	2.0
Tradeweb Markets, Inc., Class A	1.8
Live Nation Entertainment, Inc.	1.8
Wingstop, Inc.	1.8
Take-Two Interactive Software, Inc.	1.8
Verisk Analytics, Inc.	1.7

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110026
Shareholder Report [Line Items]
Fund Name		Stephens Small Cap Growth Fund
Class Name		A
Trading Symbol		SPWAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 64
Expense Ratio, Percent	[33]	1.28%
AssetsNet		$ 404,774,621
Holdings Count | Holding		106
Advisory Fees Paid, Amount		$ 1,516,636
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$404,774,621
# of Portfolio Holdings	106
Portfolio Turnover Rate	17%
Total Management Fees Paid	$1,516,636

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.2
Foreign Common Stocks	5.3
Investment Companies	2.5

Sector Allocation - % Equities

Value	Value
Materials	1.0
Communication Services	2.2
Consumer Staples	2.7
Energy	5.3
Financials	11.8
Consumer Discretionary	13.5
Health Care	15.8
Industrials	22.8
Information Technology	24.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

AeroVironment, Inc.	2.3
Magnite, Inc.	2.1
Kratos Defense & Security Solutions, Inc.	2.0
Wingstop, Inc.	1.8
Ollie's Bargain Outlet Holdings, Inc.	1.8
FirstCash Holdings, Inc.	1.8
RBC Bearings, Inc.	1.7
Palomar Holdings, Inc.	1.7
CyberArk Software Ltd.	1.7
HealthEquity, Inc.	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110027
Shareholder Report [Line Items]
Fund Name		Stephens Small Cap Growth Fund
Class Name		C
Trading Symbol		SPWCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	2.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 103
Expense Ratio, Percent	[34]	2.06%
AssetsNet		$ 404,774,621
Holdings Count | Holding		106
Advisory Fees Paid, Amount		$ 1,516,636
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$404,774,621
# of Portfolio Holdings	106
Portfolio Turnover Rate	17%
Total Management Fees Paid	$1,516,636

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.2
Foreign Common Stocks	5.3
Investment Companies	2.5

Sector Allocation - % Equities

Value	Value
Materials	1.0
Communication Services	2.2
Consumer Staples	2.7
Energy	5.3
Financials	11.8
Consumer Discretionary	13.5
Health Care	15.8
Industrials	22.8
Information Technology	24.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

AeroVironment, Inc.	2.3
Magnite, Inc.	2.1
Kratos Defense & Security Solutions, Inc.	2.0
Wingstop, Inc.	1.8
Ollie's Bargain Outlet Holdings, Inc.	1.8
FirstCash Holdings, Inc.	1.8
RBC Bearings, Inc.	1.7
Palomar Holdings, Inc.	1.7
CyberArk Software Ltd.	1.7
HealthEquity, Inc.	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110030
Shareholder Report [Line Items]
Fund Name		Stephens Small Cap Growth Fund
Class Name		Investor
Trading Symbol		STSGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$64	1.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 64
Expense Ratio, Percent	[35]	1.27%
AssetsNet		$ 404,774,621
Holdings Count | Holding		106
Advisory Fees Paid, Amount		$ 1,516,636
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$404,774,621
# of Portfolio Holdings	106
Portfolio Turnover Rate	17%
Total Management Fees Paid	$1,516,636

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.2
Foreign Common Stocks	5.3
Investment Companies	2.5

Sector Allocation - % Equities

Value	Value
Materials	1.0
Communication Services	2.2
Consumer Staples	2.7
Energy	5.3
Financials	11.8
Consumer Discretionary	13.5
Health Care	15.8
Industrials	22.8
Information Technology	24.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

AeroVironment, Inc.	2.3
Magnite, Inc.	2.1
Kratos Defense & Security Solutions, Inc.	2.0
Wingstop, Inc.	1.8
Ollie's Bargain Outlet Holdings, Inc.	1.8
FirstCash Holdings, Inc.	1.8
RBC Bearings, Inc.	1.7
Palomar Holdings, Inc.	1.7
CyberArk Software Ltd.	1.7
HealthEquity, Inc.	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110028
Shareholder Report [Line Items]
Fund Name		Stephens Small Cap Growth Fund
Class Name		R5
Trading Symbol		STSIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$50	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 50
Expense Ratio, Percent	[36]	0.99%
AssetsNet		$ 404,774,621
Holdings Count | Holding		106
Advisory Fees Paid, Amount		$ 1,516,636
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$404,774,621
# of Portfolio Holdings	106
Portfolio Turnover Rate	17%
Total Management Fees Paid	$1,516,636

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.2
Foreign Common Stocks	5.3
Investment Companies	2.5

Sector Allocation - % Equities

Value	Value
Materials	1.0
Communication Services	2.2
Consumer Staples	2.7
Energy	5.3
Financials	11.8
Consumer Discretionary	13.5
Health Care	15.8
Industrials	22.8
Information Technology	24.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

AeroVironment, Inc.	2.3
Magnite, Inc.	2.1
Kratos Defense & Security Solutions, Inc.	2.0
Wingstop, Inc.	1.8
Ollie's Bargain Outlet Holdings, Inc.	1.8
FirstCash Holdings, Inc.	1.8
RBC Bearings, Inc.	1.7
Palomar Holdings, Inc.	1.7
CyberArk Software Ltd.	1.7
HealthEquity, Inc.	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000213181
Shareholder Report [Line Items]
Fund Name		Stephens Small Cap Growth Fund
Class Name		R6
Trading Symbol		STSRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 48
Expense Ratio, Percent	[37]	0.96%
AssetsNet		$ 404,774,621
Holdings Count | Holding		106
Advisory Fees Paid, Amount		$ 1,516,636
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$404,774,621
# of Portfolio Holdings	106
Portfolio Turnover Rate	17%
Total Management Fees Paid	$1,516,636

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.2
Foreign Common Stocks	5.3
Investment Companies	2.5

Sector Allocation - % Equities

Value	Value
Materials	1.0
Communication Services	2.2
Consumer Staples	2.7
Energy	5.3
Financials	11.8
Consumer Discretionary	13.5
Health Care	15.8
Industrials	22.8
Information Technology	24.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

AeroVironment, Inc.	2.3
Magnite, Inc.	2.1
Kratos Defense & Security Solutions, Inc.	2.0
Wingstop, Inc.	1.8
Ollie's Bargain Outlet Holdings, Inc.	1.8
FirstCash Holdings, Inc.	1.8
RBC Bearings, Inc.	1.7
Palomar Holdings, Inc.	1.7
CyberArk Software Ltd.	1.7
HealthEquity, Inc.	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110029
Shareholder Report [Line Items]
Fund Name		Stephens Small Cap Growth Fund
Class Name		Y
Trading Symbol		SPWYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$53	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 53
Expense Ratio, Percent	[38]	1.05%
AssetsNet		$ 404,774,621
Holdings Count | Holding		106
Advisory Fees Paid, Amount		$ 1,516,636
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$404,774,621
# of Portfolio Holdings	106
Portfolio Turnover Rate	17%
Total Management Fees Paid	$1,516,636

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.2
Foreign Common Stocks	5.3
Investment Companies	2.5

Sector Allocation - % Equities

Value	Value
Materials	1.0
Communication Services	2.2
Consumer Staples	2.7
Energy	5.3
Financials	11.8
Consumer Discretionary	13.5
Health Care	15.8
Industrials	22.8
Information Technology	24.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

AeroVironment, Inc.	2.3
Magnite, Inc.	2.1
Kratos Defense & Security Solutions, Inc.	2.0
Wingstop, Inc.	1.8
Ollie's Bargain Outlet Holdings, Inc.	1.8
FirstCash Holdings, Inc.	1.8
RBC Bearings, Inc.	1.7
Palomar Holdings, Inc.	1.7
CyberArk Software Ltd.	1.7
HealthEquity, Inc.	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]

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